Risks Arising From Financial Instruments - Disclosure of Financial Assets And Liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost		$ 14,971	$ 16,726	[1]
Financial assets at fair value through profit or loss		139	546	[1]
Financial assets at fair value through OCI		498	637	[1]
Total		15,608	17,908	[1]
Financial liabilities at amortized cost		101,975	110,073	[1]
Financial liabilities at fair value through profit or loss		5,565	6,443	[1]
Financial liabilities at fair value through OCI		689	275	[1]
Total		108,229	116,790	[1]
Trade and other payables [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost		21,983	21,242	[1]
Financial liabilities at fair value through profit or loss		762	832	[1]
Total		22,746	22,074	[1]
Non-current interest-bearing loans and borrowings [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost		78,880	87,369	[1]
Total		78,880	87,369	[1]
Current interest-bearing loans and borrowings [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost		1,029	1,408	[1]
Total		1,029	1,408	[1]
Bank Overdrafts [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost		83	53	[1]
Total		83	53	[1]
Equity swaps [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through profit or loss		4,763	5,412	[1]
Total		4,763	5,412	[1]
Cross currency interest rate swaps [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through profit or loss		16	174	[1]
Financial liabilities at fair value through OCI		171	95	[1]
Total		187	270	[1]
Foreign currency futures [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through OCI		0	37	[1]
Total		0	37	[1]
Foreign exchange forwards [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through profit or loss		20	24	[1]
Financial liabilities at fair value through OCI		245	105	[1]
Total		265	129	[1]
Commodity derivatives [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through OCI		271	35	[1]
Total		271	35	[1]
Interest rate swap [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through profit or loss		3
Financial liabilities at fair value through OCI		2	3	[1]
Total		5	3	[1]
Non-current financial liabilities [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost		79,108	87,531	[1]
Financial liabilities at fair value through profit or loss		473	678	[1]
Financial liabilities at fair value through OCI		168	73	[1]
Total		79,749	88,282	[1]
Current financial liabilities [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost		22,867	22,541	[1]
Financial liabilities at fair value through profit or loss		5,092	5,764	[1]
Financial liabilities at fair value through OCI		521	202	[1]
Total		28,480	28,508	[1]
Cash and cash equivalents [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost		9,973	12,097	[1]
Total		9,973	12,097	[1]
Trade and other receivables [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost		4,973	4,607	[1]
Total		4,973	4,607	[1]
Investment securities [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost		25	22	[1]
Financial assets at fair value through profit or loss		97	374	[1]
Financial assets at fair value through OCI		149	139	[1]
Total		272	535	[1]
Interest rate swap [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through profit or loss	[1]		37
Financial assets at fair value through OCI		0	0	[1]
Total		0	37	[1]
Cross currency interest rate swaps [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through profit or loss	[1]		52
Financial assets at fair value through OCI		63	60	[1]
Total		63	112	[1]
Foreign exchange forwards [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through profit or loss		41	82	[1]
Financial assets at fair value through OCI		182	156	[1]
Total		223	238	[1]
Foreign currency futures [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through OCI		4	0	[1]
Total		4	0	[1]
Commodity derivatives [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through OCI		101	282	[1]
Total		101	282	[1]
Non-current financial assets [Member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost		522	526	[1]
Financial assets at fair value through profit or loss		15	25	[1]
Financial assets at fair value through OCI		193	162	[1]
Total		730	712	[1]
Current financial assets [Member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost		14,450	16,200	[1]
Financial assets at fair value through profit or loss		124	521	[1]
Financial assets at fair value through OCI		305	475	[1]
Total		$ 14,878	$ 17,196	[1]

[1]	Amended to conform to 2022 presentation.